Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	3.90%
Expected long-term rate of return on Plans' assets	7.30%	7.30%
Rate of compensation increase	2.40%	2.40%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.50%	3.32%
Health care cost trend rate assumed for next year	6.50%	7.00%
Ultimate health care cost trend rate	3.84%	5.00%